Basis of Presentation (Details)		10 Months Ended	12 Months Ended
	Sep. 22, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) Charterer $ / shares	Sep. 30, 2018 USD ($) Charterer t $ / shares	Sep. 21, 2017
Basis of Presentation [Abstract]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001
Preferred shares, par value (in dollars per share)		$ 0.001	$ 0.001
Deemed contribution relating to issuance of preferred shares | $		$ 2,740,000	$ 0
Revenue [Abstract]
Number of charterers individually accounting for more than 10% of Company's revenues | Charterer		2	3
Series A Cumulative Redeemable Perpetual Preferred Shares [Member]
Basis of Presentation [Abstract]
Number of shares issued in share exchange transaction (in shares) | shares	480,000
Dividend rate	9.75%	9.75%	9.75%
Preferred shares, par value (in dollars per share)	$ 0.001
Deemed contribution relating to issuance of preferred shares | $	$ 2,700,000
Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Number of shares issued in share exchange transaction (in shares) | shares	12,000
Preferred shares, par value (in dollars per share)	$ 0.001
Deemed contribution relating to issuance of preferred shares | $	$ 0
Common Stock [Member]
Basis of Presentation [Abstract]
Number of shares issued in share exchange transaction (in shares) | shares	2,400,000
Common shares, par value (in dollars per share)	$ 0.001
Drybulk Vessel [Member]
Basis of Presentation [Abstract]
Dead weight tonnage | t			76,453
Thalassa [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held		100.00%	100.00%
Thalassa [Member] | Common Stock [Member]
Basis of Presentation [Abstract]
Percentage of shares held				100.00%
Thalassa [Member] | Spetses [Member] | Common Stock [Member]
Basis of Presentation [Abstract]
Percentage of shares held				52.00%
Revenues [Member] | Customer Concentration [Member] | Charterer A [Member]
Revenue [Abstract]
Concentration risk percentage		81.00%	52.00%
Revenues [Member] | Customer Concentration [Member] | Charterer B [Member]
Revenue [Abstract]
Concentration risk percentage		16.00%	24.00%
Revenues [Member] | Customer Concentration [Member] | Charterer C [Member]
Revenue [Abstract]
Concentration risk percentage			17.00%